Investments in Investees (Details 15) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of joint ventures [line items]
Cash flows from (used in) operating activities	₪ 785	$ 226	₪ 1,909	₪ 1,514
Net cash provided by (used in) investing activities	756	219	(3,306)	(4,437)
Net cash provided by (used in) financing activities	(2,113)	(610)	927	4,665
Exchange differences on balances of cash and cash equivalents	(59)	(17)	(70)	(267)
Decrease in cash and cash equivalents	(631)	$ (182)	(540)	1,475
CTY [Member]
Disclosure of joint ventures [line items]
Cash flows from (used in) operating activities	605		580	479
Net cash provided by (used in) investing activities	71		(692)	(2,588)
Net cash provided by (used in) financing activities	(694)		64	2,043
Exchange differences on balances of cash and cash equivalents	(4)		(2)	19
Decrease in cash and cash equivalents	₪ (22)		₪ (50)	₪ (47)